Investments in Associates - Balance sheet disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
As presented on the consolidated balance sheet:
Investments in associates, at fair value	$ 11,057.7	$ 8,144.8
Fairfax India investments in associates, at fair value	3,175.4	2,599.0
Total, Fair Value	14,233.1	10,743.8
Associates and joint ventures	8,362.3	7,153.3
Fairfax India associates	1,615.3	1,352.3
Total	$ 9,977.6	$ 8,505.6	$ 8,037.3